Leases - (Maturities of Lease Liabilities) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Operating Leases
Year ending March 31, 2026	$ 56.2
Year ending March 31, 2027	51.0
Year ending March 31, 2028	49.0
Year ending March 31, 2029	46.5
Year ending March 31, 2030	39.3
Thereafter	186.0
Total lease payments	428.0
Less imputed interest	(93.3)
Total	334.7	$ 374.1
LIONS GATE ENTERTAINMENT CORP. [Member]
Operating Leases
Year ending March 31, 2026	68.0
Year ending March 31, 2027	63.4
Year ending March 31, 2028	61.4
Year ending March 31, 2029	52.4
Year ending March 31, 2030	42.9
Thereafter	202.5
Total lease payments	490.6
Less imputed interest	(100.4)
Total	$ 390.2	$ 438.5